Cover Page	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2023
Entity Registrant Name	Floor & Decor Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38070
Entity Tax Identification Number	27-3730271
Entity Address, Address Line One	2500 Windy Ridge Parkway SE
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	404
Local Phone Number	471-1634
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	FND
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001507079